INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Summary of income (loss) before income taxes

	Years Ended December 31,
	2018	2019	2020
PRC including Hong Kong and Taiwan	1,583	2,334	(392)
Germany	—	—	(1,606)
Other	(190)	231	(281)
Total	1,393	2,565	(2,279)

Schedule of tax expense (benefit)

	Years Ended December 31,
	2018	2019	2020
Current Tax	660	678	338
Deferred Tax	(91)	(38)	(553)
Total	569	640	(215)

Schedule of a reconciliation between the effective income tax rate and PRC statutory income tax rate

	Years Ended December 31,
	2018	2019	2020
PRC statutory tax rate	25%	25%	25%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	15%	(3)%	(6)%
Effect of different tax rate of group entities operating in other jurisdictions	4%	1%	(2)%
Effect of change in valuation allowance	(1)%	2%	(10)%
Effect of tax holiday	(3)%	(2)%	1%
Effect of cash dividends	5%	4%	0%
Effect of disposal of subsidiary	1%	—	—
Effect of excess tax benefit of rewards	(5)%	(2)%	1%
Effective tax rate	41%	25%	9%

Schedule of the aggregate amount and per share effect of the tax holidays

	Years Ended December 31,
	2018	2019	2020
Aggregate amount	31	45	31
Per share effect—basic	0.11	0.16	0.11
Per share effect—diluted	0.10	0.15	0.11

Schedule of the principal components of the Group's deferred income tax assets and liabilities

	As of December 31,
	2019	2020
Deferred tax assets:
Net loss carryforward	243	888
Deferred revenue	260	283
Long-term assets	125	388
Bad debt provision	7	18
Accrued payroll	23	69
Other accrued expenses	19	3
Share-based compensation	23	31
Others	0	12
Valuation allowance	(152)	(369)
Total deferred tax assets, net of valuation allowance	548	1,323
Deferred tax liabilities:
Fair value adjustment for Building, land use rights and identified intangible assets due to acquisition	449	1,782
Others	42	99
Total deferred tax liabilities	491	1,881
Net deferred tax assets (liabilities)	57	(558)
Analysis as:
Deferred tax assets	548	623
Deferred tax liabilities	491	1,181
Net deferred tax assets (liabilities)	57	(558)

Summary of movement of the valuation allowance

	Years Ended December 31,
	2018	2019	2020
Balance at the beginning of the year	(123)	(107)	(152)
Provided	(36)	(79)	(249)
Reversed	43	24	32
Written off	9	10	—
Balance at the end of the year	(107)	(152)	(369)

Schedule of unrecognized tax benefits

	Years Ended December 31,
	2018	2019	2020
Balance at January 1	26	14	18
Addition for tax positions	(12)	4	32
Balance at December 31	14	18	50